                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW/L.P.
Address: 225 Franklin Street
         Boston, MA  02110


13F File Number: 28-5334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  James J. Finnegan
Title: Vice President of AEW, Inc., the general partner of AEW/L.P.
Phone: (617) 261-9324

                            BOSTON, MASSACHUSETTS            MAY 9, 2000
-----------------------     ----------------------------     ------------------
       [Signature]                [City, State]                [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:     Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: 108,047


List of Other Included Managers:

No.               Form 13 File Number      Name
1                 28-5336                  AEW, Inc.

                           FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: AEW/L.P.

                                                             VALUE       SH of     INVESTMENT       OTHER
         NAME OF ISSUER    TITLE OF CLASS      CUSIP        (X$1000)    PRN AMT    DISCRETION      MANAGERS
---------------------------------------------------------------------------------------------------------------
Bedford Property            Common Stock     076446301       41,115    2,559,667     Defined          01
---------------------------------------------------------------------------------------------------------------
Central Parking Corp.       Common Stock     154785109       66,933    3,346,627     Defined          01
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Column Totals                                               108,047    5,906,294
---------------------------------------------------------------------------------------------------------------


                                      VOTING AUTHORITY
                              ---------------------------------------
         NAME OF ISSUER          SOLE           SHARED   NONE
---------------------------------------------------------------------
Bedford Property              2,559,667
---------------------------------------------------------------------
Central Parking Corp.         3,346,627
---------------------------------------------------------------------

---------------------------------------------------------------------

---------------------------------------------------------------------

---------------------------------------------------------------------
Column Totals                 5,906,294
---------------------------------------------------------------------